Supplement dated November 17, 2025

to the Prospectuses dated April 28, 2025, for:

Variable Life Select

Issued by Massachusetts Mutual Life Insurance Company in New York and Puerto Rico

and MML Bay State Life Insurance Company in all other states

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

Fund Name Change

Effective November 14, 2025, the following fund was renamed:

Current Fund Name	New Fund Name
MML Small Cap Equity Fund	MML VIP Invesco Small Cap Equity Fund

If you have questions about this supplement, or other product questions, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 272-2216, 8 a.m.–8 p.m. Eastern Time.

For more information about the fund, read the fund prospectus. Prospectuses are available on our website at www.MassMutual.com.

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